Subsequent Events (Details)			3 Months Ended		12 Months Ended
	Mar. 07, 2017 USD ($)	Mar. 07, 2017 CNY (¥)	Jun. 30, 2017 USD ($)	Jun. 30, 2017 CNY (¥)	Jun. 30, 2017 USD ($)
Subsequent Events (Textual)
Payments for legal settlements	$ 37,063	¥ 251,308
Reverse stock split and conversion of shares, description					The Reverse Stock Split is intended to increase the per share trading price of the Company's ordinary shares to satisfy the $1.00 minimum bid price requirement for continued listing on the NASDAQ Capital Market. When the reverse stock split becomes effective, every five (5) shares of ordinary shares will automatically convert into one (1) share of ordinary shares with no change in par value per share. This reduced the number of shares outstanding as of November 9, 2017 from approximately 12,055,324 to approximately 2,411,070.
August 13, 2015 [Member]
Subsequent Events (Textual)
Operational financing amount			$ 663,658	¥ 4,500,000
Loan interest			8.73	8.73
September 30, 2015 [Member]
Subsequent Events (Textual)
Operational financing amount			$ 589,918	¥ 4,000,000
Loan interest			8.28	8.28
March 9, 2016 [Member]
Subsequent Events (Textual)
Operational financing amount			$ 589,918	¥ 4,000,000
Loan interest			8.7	8.7
Yulong Renewable [Member]
Subsequent Events (Textual)
Payments for legal settlements	37,437	253,842
Court fees	$ 374	¥ 2,534
Bank of Pingdingshan-Kuanggong [Member]
Subsequent Events (Textual)
Court fees					$ 20,962